Share-Based Payments - Own (Details) - Own - EUR (€) shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Matching contribution to employee investment	40.00%		80.00%	40.00%
Number of shares purchased	6.5	9.2			5.7
Non-executives
SHARE-BASED PAYMENTS
Subsidy to purchase SAP shares	€ 20